Intangible Assets, Net (Tables)	12 Months Ended
Mar. 31, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net consist of the following:

	March 31, 2025	March 31, 2024
Patent	$47,390	$14,778
Copyright and trademark	6,992	4,886
At cost:	54,382	19,664
Less: Accumulated amortization	(12,061)	(8,098)
Total	$42,321	$11,566